Other assets and liabilities - Summary of Other Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	R$ 24,931	R$ 24,186
Other non-financial liabilities, Non-current	1,079	2,176
Other non-financial liabilities, Total	26,010	26,362
Other financial liabilities, Current	95,639	85,928
Other financial liabilities, Non-current	1,790	15
Other financial liabilities, Total	97,429	85,943	R$ 77,651
Credit card operations [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	78,803	71,892
Other financial liabilities, Total	78,803	71,892
Negotiation and intermediation of securities [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	9,167	4,606
Other financial liabilities, Non-current	172	15
Other financial liabilities, Total	9,339	4,621
Foreign exchange portfolio [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	634	197
Other financial liabilities, Total	634	197
Other financials liabilities [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	7,035	9,233
Other financial liabilities, Non-current	1,618
Other financial liabilities, Total	8,653	9,233
Funds in transit [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	10,015	8,800
Other non-financial liabilities, Non-current	27	989
Other non-financial liabilities, Total	10,042	9,789
Collection and payment of taxes and contributions [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	476	325
Other non-financial liabilities, Total	476	325
Social and statutory [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	4,085	4,931
Other non-financial liabilities, Non-current	23	137
Other non-financial liabilities, Total	4,108	5,068
Deferred income [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	2,530	2,326
Other non-financial liabilities, Total	2,530	2,326
Domestic sundry creditors [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	2,310	2,009
Other non-financial liabilities, Non-current	188	143
Other non-financial liabilities, Total	2,498	2,152
Personnel provision [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,606	1,496
Other non-financial liabilities, Non-current	63	51
Other non-financial liabilities, Total	1,669	1,547
Provision for sundry payments [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,670	1,721
Other non-financial liabilities, Non-current	81	135
Other non-financial liabilities, Total	1,751	1,856
Liabilities for official agreements and rendering of payment services [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,155	985
Other non-financial liabilities, Total	1,155	985
Provision for retirement plan benefits [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Non-current	697	721
Other non-financial liabilities, Total	697	721
Other non-financial liabilities [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,084	1,593
Other non-financial liabilities, Total	R$ 1,084	R$ 1,593